Notes Payable in Default - Schedule of Notes Payable (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Note Payable	$ 80,000	$ 80,000	$ 80,000
Less current portion	(80,000)	(80,000)	(80,000)
Note payable [Member]
Short-Term Debt [Line Items]
Note Payable	80,000	80,000	80,000
Less current portion	(80,000)	(80,000)	(80,000)
Long term portion